SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
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Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           10/24/2011
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
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Form 13F Information Table Entry Total:        78
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Form 13F Information Table Value Total:        $71,492
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                           Form 13F Information Table

    Column 1                            Column 2   Column 3  Column 4  Column 5          Column 6   Column 7 Column 8
    ----------------------------------- ---------- --------- --------- ----------------- ---------- -------- -------------------
                                        Title of             Value     Shrs or SH/  PUT/ Investment Other    Voting Authority
    Name of Issuer                      Class      Cusip     (x$1000)  Prn Amt PRN  CALL Discretion Managers Sole   Shared  None
    ----------------------------------- ---------- --------- --------- ------- ---- ---- ---------- -------- ------ ------- ----
1      Activision Blizzard In.          COM         00507V109    274   23,000  SH        SOLE                23,000
2      Agnico Eagle Mines Ltd.          COM         008474108    238    4,000  SH        SOLE                 4,000
3      Amazon Com Inc                   COM         023135106  5,063   23,417  SH        SOLE                23,417
4      Apple Inc.                       COM         037833100  5,895   15,460  SH        SOLE                15,460
5      Applied Matls Inc                COM         038222105    199   19,200  SH        SOLE                19,200
6      B & G Foods Inc                  COM         05508R106    295   17,700  SH        SOLE                17,700
7      Baidu Com Inc.                   Spons. ADR  056752108    341    3,191  SH        SOLE                 3,191
8      Baker Hughes Inc.                COM         057224107    799   17,316  SH        SOLE                17,316
9      Boeing Co                        COM         097023105  1,267   20,935  SH        SOLE                20,935
10     BP Plc                           Spons. ADR  055622104    235    6,511  SH        SOLE                 6,511
11     Carnival Corp                    Paired CTF  143658300    637   21,025  SH        SOLE                21,025
12     Caterpillar Inc Del              COM         149123101  1,301   17,617  SH        SOLE                17,617
13     Cheesecake Factory Inc.          COM         163072101    394   16,000  SH        SOLE                16,000
14     Chevron Corp.                    COM         166764100  1,780   19,223  SH        SOLE                19,223
15     Chipotle Mexican Grill           Cl. A       169656105    621    2,050  SH        SOLE                 2,050
16     Cisco Systems Inc                COM         17275R102    155   10,013  SH        SOLE                10,013
17     Cliffs Natural Resources Inc.    COM         18683K100    677   13,225  SH        SOLE                13,225
18     Coca Cola Co.                    COM         191216099    514    7,610  SH        SOLE                 7,610
19     Coca-Cola Femsa S A              Spons. ADR  191241107    293    3,300  SH        SOLE                 3,300
20     ConocoPhillips                   COM         20825C104  1,118   17,650  SH        SOLE                17,650
21     Consolidated Edison Inc          COM         209115104  1,021   17,900  SH        SOLE                17,900
22     Corning Inc.                     COM         219350105    665   53,792  SH        SOLE                53,792
23     CSX Corp                         COM         126408103  1,105   59,163  SH        SOLE                59,163
24     Cummins Inc                      COM         231021106    723    8,850  SH        SOLE                 8,850
25     Deere & Co                       COM         244199105  1,010   15,644  SH        SOLE                15,644
26     Du Pont E I De Nemours           COM         263534109    897   22,430  SH        SOLE                22,430
27     EBAY Inc                         COM         278642103    994   33,706  SH        SOLE                33,706
28     Electronic Arts Inc              COM         285512109    445   21,790  SH        SOLE                21,790
29     Enbridge Energy Partners         COM         29250R106  1,550   56,410  SH        SOLE                56,410
30     Exxon Mobil Corp                 COM         30231G102  1,703   23,454  SH        SOLE                23,454
31     FirstEnergy Corp                 COM         337932107  1,782   39,690  SH        SOLE                39,690
32     General Mills Inc.               COM         370334104  1,648   42,822  SH        SOLE                42,822
33     Google Inc                       Cl. A       38259P508  1,656    3,215  SH        SOLE                 3,215
34     Harley Davidson Inc              COM         412822108    792   23,078  SH        SOLE                23,078
35     Health Care Inc REIT             COM         42217K106    234    5,000  SH        SOLE                 5,000
36     Hershey Co.                      COM         427866108    415    6,999  SH        SOLE                 6,999
37     International Business Machines  COM         459200101  1,970   11,267  SH        SOLE                11,267
38     Johnson & Johnson                COM         478160104  1,435   22,525  SH        SOLE                22,525
39     Kinder Morgan Energy UT LP       COM         494550106  2,232   32,644  SH        SOLE                32,644
40     Markwest Energy Partners LP      COM         570759100  1,984   43,175  SH        SOLE                43,175
41     Microchip Technology             COM         595017104    221    7,100  SH        SOLE                 7,100
42     Mosaic Company (THE)             COM         61945C103    338    6,900  SH        SOLE                 6,900
43     National Oilwell Varco Inc       COM         637071101    256    5,000  SH        SOLE                 5,000
44     Nucor Corp.                      COM         670346105    498   15,725  SH        SOLE                15,725
45     Oceaneering Int'l. Inc.          COM         675232102    862   24,400  SH        SOLE                24,400
46     OGE Energy Corp                  COM         670837103  1,002   20,970  SH        SOLE                20,970
47     Oracle Corp                      COM         68389X105  1,560   54,271  SH        SOLE                54,271
48     Pan American Silver Corp         COM         697900108    329   12,300  SH        SOLE                12,300
49     Panera Bread Co                  Cl. A       69840W108    234    2,250  SH        SOLE                 2,250
50     Parker Hannifin Corp             COM         701094104    948   15,018  SH        SOLE                15,018
51     Pepsico Inc                      COM         713448108  1,212   19,581  SH        SOLE                19,581
52     Permian Basin Rlty Trst          COM         714236106    331   16,180  SH        SOLE                16,180
53     PG & E Corp.                     COM         69331C108  1,014   23,975  SH        SOLE                23,975
54     Precision Castparts Corp.        COM         740189105    591    3,800  SH        SOLE                 3,800
55     Procter & Gamble Co.             COM         742718109  1,272   20,137  SH        SOLE                20,137
56     Salesforce.com Inc               COM         79466L302  1,800   15,750  SH        SOLE                15,750
57     Schlumberger Ltd                 COM         806857108  1,081   18,098  SH        SOLE                18,098
58     Sociedad Quimica Y
         Minera de Chile                Spons. ADR  833635105    304    6,350  SH        SOLE                 6,350
59     Southern Copper Corp             COM         84265V105  1,147   45,895  SH        SOLE                45,895
60     Starbucks Corp                   COM         855244109    395   10,600  SH        SOLE                10,600
61     Starwood Hotels and Resorts      COM         85590A401    287    7,400  SH        SOLE                 7,400
62     Suncor Energy Inc                COM         867224107    303   11,900  SH        SOLE                11,900
63     SVB Finl Group                   COM         78486Q101    673   18,181  SH        SOLE                18,181
64     Tata Motors Ltd.                 Spons. ADR  876568502    306   19,900  SH        SOLE                19,900
65     Teradata Corp                    COM         88076W103  1,378   25,749  SH        SOLE                25,749
66     Terra Nitrogen Co LP             COM         881005201    313    2,170  SH        SOLE                 2,170
67     Transocean Inc. New              COM         H8817H100    399    8,350  SH        SOLE                 8,350
68     Urban Outfitters Inc.            COM         917047102    316   14,150  SH        SOLE                14,150
69     Wabco Holdings Inc               COM         92927K102    257    6,800  SH        SOLE                 6,800
70     Whole Foods Mkt Inc              Cl. A       966837106    281    4,300  SH        SOLE                 4,300
71     Wynn Resorts Ltd                 COM         983134107    295    2,560  SH        SOLE                 2,560
72     Yahoo Inc                        COM         984332106    241   18,315  SH        SOLE                18,315
73     JPMorgan Chase Inc Pfd I         Preferred   46625H621    707   25,650  SH        SOLE                25,650
74     Metlife Inc Pfd B 6.50           Preferred   59156R603  1,761   70,670  SH        SOLE                70,670
75     Wells Fargo & Co Prfd J          Preferred   949746879  1,814   65,780  SH        SOLE                65,780
76     Ishares Inc. MSCI Malaysia       COM         464286830    297   24,400  SH        SOLE                24,400
77     Ishares Inc. MSCI Singapore      COM         464286673    120   10,900  SH        SOLE                10,900
78     MKT VECT Indonesia Index         COM         57060U753    266   10,500  SH        SOLE                10,500

Totals:                                                       71,492


Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00